Summary of Significant Accounting Policies (Tables)	9 Months Ended
Feb. 28, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of financial liabilities measured at fair value on a recurring basis

February 28, 2017:

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	-	(331,436)
Total	$-	$-	$-	$(331,436)

May 31, 2016:

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	351,041
Total	$-	$-	$351,041	$128,331